COMMITMENTS AND CONTINGENCIES - Lessee Quantitative Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 7,671	$ 5,236
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	9,174	5,941
Right-of-use assets obtained in exchange for lease obligations	$ 20,107	$ 10,929	$ 5,639
Weighted-average remaining lease term (in years) – operating leases	4 years 3 months 18 days	3 years 10 months 24 days
Weighted-average discount rate – operating leases	15.90%	6.50%